Revenue - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended
	Jun. 04, 2021 USD ($) item agreement shares	Jun. 04, 2021 USD ($) item € / shares shares	Jan. 06, 2021 USD ($) item agreement $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity					$ 1,091,266	$ 813,186
Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued | shares			568,182
Share price | $ / shares			$ 132
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unsatisfied performance obligations					315,100
Collaboration and license agreement | Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of preclinical milestones achieved | agreement			2
Upfront payment committed			$ 75,000
License payment committed			175,000
Upfront, non-refundable, non-creditable payment received			75,000		75,000
Maximum amount of payment to be received for additional milestone payment			$ 25,000		25,000
Number of performance obligations | item			2
Unsatisfied performance obligations					$ 25,000
Collaboration and license agreement | Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments				$ 25,000
Number of preclinical milestones achieved | agreement	2
Upfront payment committed	$ 500,000	$ 500,000
License payment committed	300,000	$ 300,000
Issue of equity	$ 200,000
Number of shares issued | shares	1,766,899	1,766,899
Shares issued | shares	1,766,899
Share price | € / shares		$ 100.02
Number of performance obligations | item	1	1